Stock Options (Details 2) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock Options One [Member]	Dec. 31, 2012 Stock Options Two [Member]	Dec. 31, 2012 Stock Options Three [Member]	Dec. 31, 2012 Stock Options Four [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Stock Options One [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Two [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Three [Member]	Dec. 31, 2012 Minimum [Member] Stock Options Four [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Stock Options One [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Two [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Three [Member]	Dec. 31, 2012 Maximum [Member] Stock Options Four [Member]
Exercise Prices									$ 2.21	$ 9.30	$ 8.27	$ 8.27	$ 2.21	$ 7.82	$ 15.64	$ 23.04	$ 46.87	$ 33.06	$ 33.06	$ 26.15	$ 6.52	$ 13.22	$ 18.78	$ 46.87
Options Outstanding, Number Outstanding	3,315,917				1,723,945	537,478	555,486	499,008
Options Outstanding, Weighted-Average Remaining Contractual Life in Years					5 years	4 years 3 months 18 days	4 years 7 months 6 days	5 years
Options Outstanding, Weighted-Average Exercise Price	$ 11.84	$ 18.59	$ 15.16	$ 14.08	$ 3.49	$ 8.50	$ 16.10	$ 39.53
Options Exercisable, Number Exercisable	2,281,298	210,520	441,850		1,621,794	293,745	163,401	202,358
Options Exercisable, Weighted-Average Exercise Price	$ 7.32	$ 16.44	$ 14.95		$ 3.30	$ 9.07	$ 17.19	$ 29.01
Options Outstanding, Aggregate intrinsic value	$ 226,509,751
Options Exercisable, Aggregate intrinsic value	$ 166,143,813